Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements

16. Fair value measurements

Assets and liabilities disclosed at fair value

The Company measures its cash and cash equivalents, restricted cash, loan principal and financing service fee receivables, finance lease receivables and borrowings at amortized cost. The carrying value of loan principal and financing service fee receivables approximate their fair value due to their short-term nature and are considered a level 3 measurement. The fair value was estimated by discounting the scheduled cash flows through to estimated maturity using estimated discount rates based on current offering rates of comparable institutions with similar services. The carrying value of the Company’s debt obligations approximate fair value as the borrowing rates are similar to the market rates that are currently available to the Company for financing obligations with similar terms and credit risks and represent a level 2 measurement. The guarantee liabilities are presented as a level 3 measurement, with fair value estimated by discounting expected future payouts, net charge off rates, expected collection rates and a discount rate for time value.

Assets measured at fair value on a nonrecurring basis

The Company measured its property and equipment, intangible assets and equity method investment at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.

Assets and liabilities measured at fair value on a recurring basis

The Company measured its short-term investments at fair value on a recurring basis. The short-term investments were wealth management products issued by China Merchants Bank and China CITIC Bank that are redeemable at any time. The Company valued the short-term investments based on the quoted subscription/redemption price published by China Merchants Bank and China CITIC Bank.

The Company measured its guarantee liabilities at fair value on a recurring basis. As the Company’s guarantee liabilities are not traded in an active market with readily observable prices, the Company uses significant unobservable inputs to measure the fair value of guarantee liabilities. Guarantee liabilities are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. The Company did not transfer any assets or liabilities in or out of level 3 during the years ended December 31, 2016 and 2017.

The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value on recurring basis as of December 31, 2016 and 2017:

	As of December 31, 2016
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
Monetary wealth management products		430,200,000	—	430,200,000

Liabilities:
Guarantee liabilities	—	—	6,207,812	6,207,812

The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value on recurring basis as of December 31, 2016 and 2017: - continued

	As of December 31, 2017
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
Monetary wealth management products	—	300,000,000	—	300,000,000

Liabilities:
Guarantee liabilities	—	—	46,981,325	46,981,325

	As of December 31, 2017
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	US$	US$	US$	US$
Assets:
Short-term investments
Monetary wealth management products	—	46,109,156	—	46,109,156

Liabilities:
Guarantee liabilities	—	—	7,220,897	7,220,897

At December 31, 2016 and 2017, the discounted cash flow methodology is used to estimate the fair value of guarantee liabilities. The significant unobservable inputs used in the fair value measurement of guarantee liabilities include the discount rate and expected delinquency rates applied in the valuation models. These inputs in isolation can cause significant increases or decreases in fair value. Specifically, when a discounted cash flow model is used to determine fair value, the significant input used in the valuation model is the discount rate applied to present value the projected cash flows. Increases in the discount rate can significantly lower the fair value of guarantee liabilities; conversely a decrease in the discount rate can significantly increase the fair value of the guarantee liabilities. The discount rate is determined based on the market rates. Increase in the expected delinquency rates can significantly increase the fair value of guarantee liabilities; conversely a decrease in the expected delinquency rates can significantly decrease the fair value of guarantee liabilities.

Significant Unobservable Inputs

		Range of Inputs Weighted - Average As of December 31,
Financial Liabilities	Unobservable Input	2016	2017
Guarantee liabilities	Discount rates	5.20%	5.87%
	Expected delinquency rates	0.25%-0.51%	0.70%-6.24%

Refer to Note 11 for additional information about Level 3 guarantee liabilities measured at fair value on a recurring basis for the years ended December 31, 2016 and 2017.